Corporate Restructuring Plan	9 Months Ended
Sep. 30, 2023
Restructuring and Related Activities [Abstract]
Corporate Restructuring Plan	Corporate Restructuring Plan
In December 2022, the Company’s Board of Directors approved the 2022 Plan to implement a strategic prioritization of the Company’s preclinical and clinical development programs. The 2022 Plan is designed to reduce costs and reallocate resources to focus on advancing the Company’s CoStimulatory Antigen Receptor (CoStAR) platform and other next-generation tumor infiltrating lymphocyte (TIL) technologies. As part of the 2022 Plan, the Company’s ITIL-168 development program was discontinued, and the Company reduced its U.S. workforce by approximately 60% and its U.K. workforce by approximately 40% as of December 31, 2022.
On January 30, 2023, the Company’s Board of Directors approved the 2023 Plan implementing a strategic prioritization of the Company’s preclinical and clinical development programs. In connection with the expanded restructuring plan, the Company extended its previously announced U.S. reduction in force, resulting in a team of approximately 15 in the United States to lead global business operations. The reduction was completed in April 2023, resulting in a reduced U.S. workforce by approximately 96% and U.K. workforce by approximately 42%. The 2023 Plan is designed to reduce operating expenses, which is expected to preserve financial resources and extend the Company’s cash runway beyond 2026. In connection with the 2023 Plan, the Company has transitioned clinical manufacturing and trial operations of ITIL-306 to its operations in the United Kingdom. In addition, the Company is evaluating opportunities for a potential sale or lease of its Tarzana, California manufacturing site, as well as subleases of other facilities currently under lease.

Restructuring and Impairment Charges
As a result of the Plan, the Company recorded charges of approximately $46.3 million and $71.8 million, within the condensed consolidated statements of operations and comprehensive loss in the line item “restructuring and impairment charges” for the three and nine months ended September 30, 2023, respectively.
The following table summarizes the restructuring and impairment charges by category for the Plan for the periods presented (in thousands):

	Three Months Ended September 30, 2023	Nine Months Ended September 30, 2023
Asset impairment for leasehold improvements	$—	$2,644
One-time employee termination benefits	41	1,816
Building and construction work in progress impairment	41,542	41,542
Contract terminations	—	1,888
Right-of-use asset impairment	128	7,724
Impairment of long-lived assets held for sale	4,572	16,233
Total restructuring and impairment charges	$46,283	$71,847

Restructuring Liability
The restructuring liability was recorded in the condensed consolidated balance sheets under “Accrued expenses and other current liabilities” and was initially measured at the amount expected to be paid. The following table shows the liability related to the Plan (in thousands):

	Employee Benefits	Contract Terminations	Total
Restructuring liability as of December 31, 2022	$2,995	$2,439	$5,434
Payments	(4,543)	(893)	(5,436)
Adjustments	1,699	1,491	3,190
Total restructuring liability as of September 30, 2023	$151	$3,037	$3,188
The Company currently estimates that it will incur additional charges of up to $2.5 million in connection with the Plan, consisting primarily of cash expenditures for retention bonus payments, contract terminations and related costs, excluding non-cash expenses related to vesting of share-based awards and any charges or costs associated with any potential sale of its facilities and subsequent asset impairments, if any. The Company may incur additional costs associated with the 2023 Plan. The Company expects all material restructuring charges to be incurred before the end of 2023 and retention bonuses to be paid before the end of 2024.
The charges that the Company expects to incur in connection with the 2023 Plan are estimates and subject to a number of assumptions, and actual results may differ materially. The foregoing estimated amounts do not include any non-cash charges associated with stock-based compensation.